Pension Plans (Details) - Schedule of post-employment benefits - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans (Details) - Schedule of post-employment benefits [Line Items]
Plan assets	$ 8,224	$ 7,195	$ 6,804	$ 7,919
For active personnel	(7,551)	(6,525)
Incurred by inactive personnel
Unrealized actuarial (gain) losses
Balances at year end	$ 673	$ 670	$ 846